EMPLOYEE BENEFIT PLANS - Net Periodic Pension Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Pension Benefit, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8.9	$ 7.7	$ 6.6
Interest cost	56.4	52.6	62.9
Expected return on plan assets	(72.1)	(65.1)	(67.1)
Prior service cost amortization	1.1	1.1	1.0
Transition obligation amortization	0.0	0.0	0.0
Actuarial loss amortization	0.9	5.7	6.2
Settlement / curtailment loss (gain)	0.0	0.0	11.3
Net periodic pension expense	(4.8)	2.0	20.9
Pension Benefit, Non-U.S Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	13.1	13.4	12.1
Interest cost	59.3	54.3	47.3
Expected return on plan assets	(61.0)	(54.9)	(44.3)
Prior service cost amortization	0.3	0.4	0.4
Transition obligation amortization	0.0	0.0	0.1
Actuarial loss amortization	7.0	5.1	2.1
Settlement / curtailment loss (gain)	0.3	4.6	3.3
Net periodic pension expense	$ 19.0	$ 22.9	$ 21.0